Property, Plant and Equipment, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Property, plant and equipment	$ 158,806	$ 2,980,582	$ 2,636,770
Depreciation expense	$ 2,116,121	$ 1,505,747	$ 512,333